Summary of Principal Accounting Policies - Income (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) per share
Net income (loss) attributable to Leju ordinary shareholders-basic and diluted	$ 11,521,996	$ (13,480,527)	$ (160,901,216)
Weighted average number of ordinary shares outstanding-basic (in shares)	135,770,793	135,763,962	135,708,350
Weighted average number of ordinary shares outstanding-diluted (in shares)	135,811,751	135,763,962	135,708,350
Basic income (loss) per share (in dollars per share)	$ 0.08	$ (0.10)	$ (1.19)
Diluted income (loss) per share (in dollars per share)	$ 0.08	$ (0.10)	$ (1.19)
Stock options and restricted shares	40,958
Share options and restricted shares
Antidilutive instruments excluded from computation of diluted loss per share
Antidilutive securities excluded from computation of diluted income (loss) per share	8,440,545	13,776,043	8,818,877